Commitments and contingencies - Narrative (Details) - USD ($)	May 09, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of contingent liabilities [abstract]
Commitments to acquire PPE		$ 0	$ 42,288,000
Disclosure of contingent liabilities in business combination [line items]
Total		26,124,000	31,338,000
Capital contribution commitments		$ 0	$ 68,600
Entering into significant commitments
Disclosure of contingent liabilities in business combination [line items]
Capital contribution commitments	$ 24,884